Non-Controlling Interests	12 Months Ended
Mar. 31, 2024
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
19.	NON-CONTROLLING INTERESTS

The continuity of non-controlling interests is summarized as follows:

	Henan Found	Henan Huawei	Yunxiang	Guangdong Found	New Infini	Total
Balance, April 1, 2022	$89,669	$4,928	$2,915	$(181)	$10,387	$107,718
Share of net income (loss)	11,584	(121)	(157)	78	(10,892)	492
Share of other comprehensive loss	(6,037)	(351)	(118)	(46)	-	(6,552)
Distributions	(9,934)	(946)	-	-	-	(10,880)
Balance, March 31, 2023	$85,282	$3,510	$2,640	$(149)	$(505)	$90,778
Share of net income (loss)	12,846	673	(151)	33	(29)	13,372
Share of other comprehensive loss	(3,063)	(55)	(96)	(94)	-	(3,308)
Distributions	(10,088)	(950)	-	(50)	-	(11,088)
Balance, March 31, 2024	$84,977	$3,178	$2,393	$(260)	$(534)	$89,754

As at March 31, 2024, non-controlling interests in Henan Found, Henan Huawei, Yunxiang, Guangdong Found and New Infini were 22.5%, 20%, 30%, 1%, and 53.9%, respectively (March 31, 2023 – 22.5%, 20%, 30%, 1%, and 53.9%, respectively).

During the year ended March 31, 2024, Henan Found declared and paid dividends of $7.9 million (year ended March 31, 2023 – declared and paid dividends of $7.7 million) to Henan Non-ferrous Geology Minerals Ltd. (“Henan Non-ferrous”), who held 17.5% equity interest in Henan Found. During the year ended March 31, 2024, Henan Non-ferrous transferred 12.25% equity interest of Henan Found to Henan First Geological Brigade Ltd. (“First Geological Brigade”), a company who has the same ultimate parent company as Henan Non-ferrous. As at March 31, 2024, Henan Non-ferrous is the 5.25% equity holder of Henan Found and First Geological Brigade is the 12.25% equity holder of Henan Found.

Henan Xinxiangrong Mining Ltd. (“Henan Xinxiangrong”) is the 5% equity interest holder of Henan Found. During the year ended March 31, 2024, Henan Found declared and paid dividends of $2.2 million (year ended March 31, 2023 – declared and paid dividends of $2.2 million) to Henan Xinxiangrong.

Henan Xinhui Mining Co., Ltd. (“Henan Xinhui”) is a 20% equity interest holder of Henan Huawei. For the year ended March 31, 2024, Henan Huawei declared and paid dividends of $0.9 million (year ended March 31, 2023 – $0.9 million) to Henan Xinhui.

GRT Mining Investment (Beijing) Co., Ltd. (“GRT”) is a 1% equity interest holder of Guangdong Found. For the year ended March 31, 2024, Guangdong Found declared and paid dividends of $50 thousand (year ended March 31, 2023 - $nil) to GRT.